Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2021	December 31, 2020
Accrued payroll	$965	$1,008
Accrued interest	13,438	2,137
Accrued dry-docking expenses	—	2,177
Accrued expenses	5,478	5,638
Total	$19,881	$10,960